Document Document	Nov. 02, 2020	Aug. 04, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	US FOODS HOLDING CORP.
(State or other jurisdiction of incorporation)	DE
Entity File Number	001-37786
Entity Tax Identification Number	26-0347906
Entity Address, Address Line One	9399 W. Higgins Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	847
Local Phone Number	720-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	USFD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0001665918
Amendment Flag		false